SUPPLEMENT TO THE CURRENTLY EFFECTIVE
                            PROSPECTUSES OF THE FUNDS

                                 -----------------

                               DWS Micro Cap Fund

                            DWS Mid Cap Growth Fund

                           DWS Small Cap Growth Fund


The following revises "The portfolio managers" section of the prospectuses:

The following person handles the day-to-day management of each fund.

  Robert S. Janis
  Managing Director of Deutsche Asset
  Management and Lead Portfolio Manager
  of the funds.
    o  Joined Deutsche Asset Management
       and the funds in 2004.
    o  Previously served as portfolio manager
       for 10 years at Credit Suisse Asset
       Management (or at its predecessor,
       Warburg Pincus Asset Management).
    o  Over 20 years of investment industry
       experience.
    o  BA, University of Pennsylvania;
       MBA, University of Pennsylvania,
       Wharton School.







               Please Retain This Supplement for Future Reference


                                                             [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

March 2, 2006
DSAGF2-3600